Description of Business and Basis of Presentation (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 26, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Sep. 23, 2022 $ / shares
Business Acquisition
Recapitalization exchange ratio	1
Common stock stated value per share (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Common stock sold ( in shares)	161,000,000	161,000,000
Common stock issued (in shares)	202,402,888		203,210,000	202,403,000
Common stock, share outstanding (in shares)	202,402,888		203,030,000	202,403,000
KYMCO Group
Business Acquisition
Common stock sold ( in shares)	10,000,000
Sale of stock, price (in dollars per share) | $ / shares					$ 10.00
Proceeds sale | $	$ 100,000
Legacy Live Wire
Business Acquisition
Common stock sold ( in shares)	10,000,000
Sale of stock, price (in dollars per share) | $ / shares					10.00
Proceeds sale | $	$ 100,000
Harley Davidson
Business Acquisition
Common stock sold ( in shares)	10,000,000
Proceeds sale | $	$ 100,000
Harley Davidson | Affiliated Entity
Business Acquisition
Payment of advisory fees | $	$ 20,100
Earn Out Shares
Business Acquisition
Derivative instrument, contingent consideration, liability (in shares)	12,500,000
Back Stop Share
Business Acquisition
Derivative instrument, contingent consideration, liability (in shares)	10,000,000
Derivative instrument, contingent consideration, liability | $	$ 100,000
Derivative instrument, contingent consideration, liability (in dollars per shares) | $ / shares					$ 10.00
Class B Ordinary Shares | ABIC
Business Acquisition
Reverse capitalization, stock converted (in shares)	7,950,000
ABIC
Business Acquisition
Recapitalization exchange ratio	1				1
Common stock stated value per share (in dollars per share) | $ / shares					$ 0.0001
Cash | $	$ 34,000
Common stock, share outstanding (in shares)	40,000,000
ABIC | Warrant
Business Acquisition
Recapitalization exchange ratio	0.5
ABIC | Legacy Live Wire
Business Acquisition
Ownership interest acquired (percent)	100.00%
ABIC | Common Stock
Business Acquisition
Recapitalization exchange ratio	1
ABIC | Common Class A
Business Acquisition
Shares repurchased ( in shares)	36,597,112
Shares redeemed, per share (in dollars per share) | $ / shares	$ 10.06
Shares repurchased | $	$ 368,100
ABIC | Class B Ordinary Shares
Business Acquisition
Shares forfeited (in shares)	2,000,000